ADVANCES FROM CLIENTS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) R$ / MWh	Dec. 31, 2021 BRL (R$) R$ / MWh
ADVANCES FROM CLIENTS
Advances, Current	R$ 1,653,122	R$ 1,460,455
Advances, Non-current	213,921	186,348
Advances	1,867,043	1,646,803
PROINFA
ADVANCES FROM CLIENTS
Advances, Current	R$ 921,597	R$ 1,043,978
Apportionment Value | R$ / MWh	11.94	14.13
PROCEL.
ADVANCES FROM CLIENTS
Advances, Current	R$ 564,625	R$ 326,968
Advance Payments from Customers
ADVANCES FROM CLIENTS
Advances, Current	166,900	89,509
Advances, Non-current	R$ 213,921	R$ 186,348